FAIRHOLME FUNDS, INC.

4400 Biscayne Blvd.

Miami, FL 33137

April 2, 2018

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Fairholme Funds, Inc.

File Nos. 333-88517 and 811-09607

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Fairholme Funds, Inc. (the “Company”) hereby certifies that the forms of Prospectus and Statement of Additional Information, each dated March 29, 2018, do not differ from those contained in Post-Effective Amendment No. 38 to the Company’s Registration Statement on Form N-1A that was filed electronically on March 27, 2018.

If you have any questions regarding the above, please do not hesitate to contact the undersigned at (305) 434-7733.

Sincerely,

/s/ Paul R. Thomson
Paul R. Thomson
Chief Compliance Officer and Secretary
Fairholme Funds, Inc.